                                                  FILED PURSUANT TO RULE 497(e)
                                                  1933 ACT FILE NO. 33-4806
                                                  1940 ACT FILE NO. 811-4636

                                THE GALAXY FUND
                                 (THE "TRUST")

                            GALAXY MONEY MARKET FUND

                             GALAXY GOVERNMENT FUND
                           GALAXY U.S. TREASURY FUND
                             GALAXY TAX-EXEMPT FUND

               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

          RETAIL A SHARES, RETAIL B SHARES, TRUST SHARES AND/OR SHARES

                        SUPPLEMENT DATED JANUARY 4, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1999
                          (AS PREVIOUSLY SUPPLEMENTED)

    On December 1, 1999, all of the outstanding stock of First Data Investor Services Group, Inc. ("Investor Services Group"), the Trust's administrator and transfer agent, was acquired by PFPC Trust Company (the "Transaction"). PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp. Also on December 1, 1999 and as a part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc.

    In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. ("PDI") became the distributor of the Trust's shares. PDI is a registered broker/dealer with its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.

    There are no changes to the phone numbers or addresses for shareholder inquiries or investments.

SAIMM1

                                                  FILED PURSUANT TO RULE 497(e)
                                                  1933 ACT FILE NO. 33-4806
                                                  1940 ACT FILE NO. 811-4636

                                THE GALAXY FUND
                                 (THE "TRUST")

                          GALAXY TAX-EXEMPT BOND FUND

                     GALAXY NEW JERSEY MUNICIPAL BOND FUND
                      GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                    GALAXY RHODE ISLAND MUNICIPAL BOND FUND

              RETAIL A SHARES, RETAIL B SHARES AND/OR TRUST SHARES

                        SUPPLEMENT DATED JANUARY 4, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1999
                          (AS PREVIOUSLY SUPPLEMENTED)

    On December 1, 1999, all of the outstanding stock of First Data Investor Services Group, Inc. ("Investor Services Group"), the Trust's administrator and transfer agent, was acquired by PFPC Trust Company (the "Transaction"). PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp. Also on December 1, 1999 and as a part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc.

    In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. ("PDI") became the distributor of the Trust's shares. PDI is a registered broker/dealer with its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.

    There are no changes to the phone numbers or addresses for shareholder inquiries or investments.

SAIMUNBD1

                                                  FILED PURSUANT TO RULE 497(e)
                                                  1933 ACT FILE NO. 33-4806
                                                  1940 ACT FILE NO. 811-4636

                                THE GALAXY FUND
                                 (THE "TRUST")

                          GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                         GALAXY HIGH QUALITY BOND FUND
                           GALAXY CORPORATE BOND FUND

              RETAIL A SHARES, RETAIL B SHARES AND/OR TRUST SHARES

                        SUPPLEMENT DATED JANUARY 4, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1999
                          (AS PREVIOUSLY SUPPLEMENTED)

    On December 1, 1999, all of the outstanding stock of First Data Investor Services Group, Inc. ("Investor Services Group"), the Trust's administrator and transfer agent, was acquired by PFPC Trust Company (the "Transaction"). PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp. Also on December 1, 1999 and as a part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc.

    In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. ("PDI") became the distributor of the Trust's shares. PDI is a registered broker/dealer with its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.

    There are no changes to the phone numbers or addresses for shareholder inquiries or investments.

SAITXBD1

                                                  FILED PURSUANT TO RULE 497(e)
                                                  1933 ACT FILE NO. 33-4806
                                                  1940 ACT FILE NO. 811-4636

                                THE GALAXY FUND
                                 (THE "TRUST")

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

               RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES

                        SUPPLEMENT DATED JANUARY 4, 2000
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1999
                          (AS PREVIOUSLY SUPPLEMENTED)

    On December 1, 1999, all of the outstanding stock of First Data Investor Services Group, Inc. ("Investor Services Group"), the Trust's administrator and transfer agent, was acquired by PFPC Trust Company (the "Transaction"). PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp. Also on December 1, 1999 and as a part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc.

    In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. ("PDI") became the distributor of the Trust's shares. PDI is a registered broker/dealer with its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.

    There are no changes to the phone numbers or addresses for shareholder inquiries or investments.

SAIEQUITY1